Rule 497(e)
File Nos.:	002-85378
811-3462

SUPPLEMENT DATED DECEMBER 19, 2012
TO PROSPECTUS DATED APRIL 30, 2012

Effective December 19, 2012, The Flex-funds® family of mutual funds has changed the Principal Investment Strategy for the Balanced (formerly The Defensive Balanced), Muirfield, Spectrum, Dynamic Growth, Strategic Growth, and Aggressive Growth Funds.  The description of Investment Company Risk under the Principal Risks section has been changed for the Balanced, Muirfield, Dynamic Growth, and Aggressive Growth Funds. The description for Liquidity Risk has been added under the Principal Risks section for the Balanced, Muirfield, Spectrum, Dynamic Growth, Strategic Growth and Aggressive Growth Funds.  The Fund of Funds section under the Investment Risks section has been deleted.  The description for Investment Company Risk under the Investment Risks section has been changed. The Valuing the Funds Assets section has been changed.  Accordingly, The Flex-funds® Prospectus dated April 30, 2012 (the "Prospectus") is revised as follows:

I.
The table of Annual Fund Operating Expenses for the Balanced Fund (formerly known as The Defensive Balanced Fund) on page 9 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.60%
Acquired Fund Fees and Expenses1	0.20%
Total Annual Fund Operating Expenses	1.80%
Fee Waiver and Expense Reimbursements2	(0.11)%
Total Annual Fund Operating Expenses After
Fee Waiver	1.69%

1 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
2 The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.49% for the Fund.  See the discussion entitled “Contractual Fee Waiver Agreement” under the section entitled “Management of the Funds” in the Fund’s Prospectus for more information.

II.	The Principal Investment Strategies section for Balanced Fund on Page 9 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund invests primarily in common and preferred stocks, as well as fixed income securities.  The Fund may invest in investment companies (“underlying funds”), which include domestic and foreign mutual funds, exchange traded funds (“ETFs”), closed-end funds and unit investment trusts.  The Fund will have a minimum of 30% and a maximum of 70%, of its assets invested in equity securities or underlying funds investing in equity securities.  The Fund may select growth or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region.  The Fund will also have a minimum of 30% and a maximum of 70% of its assets invested in fixed income securities, including securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, income-producing securities including U.S. and foreign investment-grade and non-investment grade corporate bonds, structured instruments (debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options and swaps.  The Fund may invest in securities of any maturity.  The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment-grade debt securities, commonly referred to as “high-yield securities” or “junk bonds.” The Fund may also invest in fixed income investment companies (“underlying funds”), which include foreign and domestic fixed-income mutual funds, exchange traded funds (“ETFs”), closed end funds and unit investment trusts and/or underlying funds that invest in fixed income securities.

The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting investments by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance.  Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

The Fund addresses asset allocation decisions by adjusting the mix of stocks, bonds and cash in the Fund.    When the Adviser's evaluation indicates that the risks of the stock market may be greater than the potential rewards, the Fund will reduce its position in underlying equity funds in order to attempt to preserve capital.  The Fund strives to minimize losses during high-risk market environments and to provide attractive returns during low-risk markets.  The Fund may also invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs), and may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts.

None of the Fund’s investment policies are fundamental and all may be changed without shareholder approval.  The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

III.
The table of Annual Fund Operating Expenses for the Muirfield Fund® on page 14 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.83%
Distribution (12b-1) Fees	0.20%
Other Expenses	0.55%
Acquired Fund Fees and Expenses1	0.06%
Total Annual Fund Operating Expenses	1.64%
Fee Waiver and Expense Reimbursements2	(0.19)%
Total Annual Fund Operating Expenses
After Fee Waiver	1.45%

1 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
2 The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.39% for the Fund.  See the discussion entitled “Contractual Fee Waiver Agreement” under the section entitled “Management of the Funds” in the Fund’s Prospectus for more information.

IV.	The Principal Investment Strategies section for Muirfield Fund on Page 14 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund pursues its investment objective by investing in common and preferred stocks and equity investment companies (“underlying funds”) which include domestic and foreign mutual funds, exchange traded funds (“ETFs”), closed-end funds and unit investment trusts.  The Fund may select growth or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region.

The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting investments by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance.  Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.  The Fund may also invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs), and may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts.  The Adviser selects the Fund’s investments in common stocks or underlying funds that it believes represent above average market potential relative to market risk, and may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies.

As a defensive tactic, the Fund will reduce or eliminate its position in common stocks and underlying equity funds in order to attempt to preserve capital when the Adviser’s evaluation indicates that the risks of the stock market may be greater than the potential rewards.  As a result, the fund may invest up to 100% of its assets in fixed income securities.

None of the Fund’s investment policies are fundamental and all may be changed without shareholder approval.  The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

V.
The table of Annual Fund Operating Expenses for the Spectrum Fund on page 19 of the prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.83%
Acquired Fund Fees and Expenses1	0.07%
Total Annual Fund Operating Expenses	1.90%
Fee Waiver and Expense Reimbursements2	(0.15)%
Total Annual Fund Operating Expenses After
Fee Waiver	1.75%

1 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
2 The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.68% for the Fund.  See the discussion entitled “Contractual Fee Waiver Agreement” under the section entitled “Management of the Funds” in the Fund’s Prospectus for more information.

VI.	The Principal Investment Strategies section for Spectrum Fund on Page 19 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund pursues its investment objective by investing in common and preferred stocks and equity investment companies (“underlying funds”) which include domestic and foreign mutual funds, exchange traded funds (“ETFs”), closed-end funds and unit investment trusts.  The Fund may select growth or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region.

The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting investments by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance.  Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.  The Fund may also invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs), and may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts.  The Adviser selects the Fund’s investments in common stocks or underlying funds that it believes represent above average market potential relative to market risk, and may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies.

As a defensive tactic, the Fund will reduce or eliminate its position in common stocks and underlying equity funds in order to attempt to preserve capital when the Adviser’s evaluation indicates that the risks of the stock market may be greater than the potential rewards.  As a result, the fund may invest up to 100% of its assets in fixed income securities.

None of the Fund’s investment policies are fundamental and all may be changed without shareholder approval.  The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

VII.
The table of Annual Fund Operating Expenses for the Dynamic Growth Fund on page 27 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.57%
Acquired Fund Fees and Expenses1	0.07%
Total Annual Fund Operating Expenses	1.64%
Fee Waiver and Expense Reimbursements2	(0.18)%
Total Annual Fund Operating Expenses After
Fee Waiver	1.46%

1 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
2 The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.39% for the Fund.  See the discussion entitled “Contractual Fee Waiver Agreement” under the section entitled “Management of the Funds” in the Fund’s Prospectus for more information.

VIII.	The Principal Investment Strategies section for Dynamic Growth Fund on Page 27 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund pursues its investment objective by investing in common and preferred stocks.  The Fund also invests in equity investment companies (“underlying funds”), which include foreign and domestic mutual funds, exchange traded funds (“ETFs”), closed-end funds and unit investment trusts.  The Fund may select value or growth-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region.

The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting investments by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance.  Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.  The Adviser selects the Fund’s investments in common stocks or underlying funds that it believes represent above average market potential relative to market risk, and may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies.  In addition, the fund may also invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs). The Fund also may invest up to 100% of its assets directly in, or in underlying funds investing in, futures contracts and options on futures contracts.

As a defensive tactic, the Fund may invest up to 20% of its assets in investment grade fixed income securities of any maturity.

None of the Fund’s investment policies are fundamental and all may be changed without shareholder approval.  The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

IX.
The table of Annual Fund Operating Expenses for the Strategic Growth Fund on page 31 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.58%
Acquired Fund Fees and Expenses1	0.12%
Total Annual Fund Operating Expenses	1.70%
Fee Waiver and Expense Reimbursements2	(0.19)%
Total Annual Fund Operating Expenses After
Fee Waiver	1.51%

1 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
2 The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.39% for the Fund.  See the discussion entitled “Contractual Fee Waiver Agreement” under the section entitled “Management of the Funds” in the Fund’s Prospectus for more information.

X.	The Principal Investment Strategies section for the Strategic Growth Fund on Page 31 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund pursues its investment objective by investing primarily in common and preferred stocks.  The Fund also invests in equity investment companies (“underlying funds”), which include domestic and foreign mutual funds, exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. The Adviser continually evaluates investments by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance.  Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.  The Fund is fully invested in the equity market at all times and holds a fixed allocation across six distinct investment categories. The mix of investments selected to represent each investment category is variable and actively managed by using our strategic investment selection process.  The current target allocation is comprised of the following: 25% large-cap holdings, 20% mid-cap holdings, 17.5% international holdings, 12.5% small-cap holdings, 12.5% real estate holdings, and 12.5% commodities holdings.  Since these are target investment allocations, the actual allocations of the Fund’s assets may deviate from the target percentages. The Fund may also invest in index funds and index-based investments, such as Standard & Poor's Depositary Receipts (SPDRS).  Additionally, the Fund may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts, and may invest directly in common stocks.

None of the Fund’s investment policies are fundamental and all may be changed without shareholder approval.  The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

XI.
The table of Annual Fund Operating Expenses for the Aggressive Growth Fund on page 35 of the Prospectus under the heading “Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(Expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.70%
Acquired Fund Fees and Expenses1	0.07%
Total Annual Fund Operating Expenses	1.77%
Fee Waiver and Expense Reimbursements2	(0.11)%
Total Annual Fund Operating Expenses After
Fee Waiver	1.66%

1 Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
2 The Adviser has contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 1.59% for the Fund.  See the discussion entitled “Contractual Fee Waiver Agreement” under the section entitled “Management of the Funds” in the Fund’s Prospectus for more information.

XII.	The Principal Investment Strategies section for Aggressive Growth Fund on Page 35 of the Prospectus is deleted in its entirety and replaced with the following:

The Fund pursues its investment objective by investing in common and preferred stocks.  The fund also invests in equity investment companies (“underlying funds”), which include domestic and foreign mutual funds, exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts.  The Fund may select value or growth-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region. The Adviser uses an aggressive growth strategy in choosing the Fund’s investments.  The Fund may invest in smaller or newer companies, which are more likely to grow, but also more likely to suffer more significant losses, than larger or more established companies.

The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting investments by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance.  Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.  The Adviser selects the Fund’s investments in common stocks or underlying funds that it believes represent above average market potential relative to market risk, and may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies.  In addition, the fund may also invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs). The Fund also may invest up to 100% of its assets directly in, or in underlying funds investing in, futures contracts and options on futures contracts, and may invest directly in common stocks.

As a defensive tactic, the Fund may invest up to 20% of its assets in fixed income securities of any maturity.

None of the Fund’s investment policies are fundamental and all may be changed without shareholder approval.  The objectives may be changed by the Fund’s board, upon 60 days’ prior written notice to shareholders.

XIII.	The description under Investment Strategies for Balanced Fund on page 45 of the Prospectus is hereby deleted and replaced with the following:

The Fund will seek to achieve its investment objective through asset allocation and our tactical selection of common and preferred stocks (collectively “stocks”) and mutual funds.    The Funds may also invest in underlying funds holding foreign securities.   The Fund manager addresses asset allocation decisions by making shifts in the mix of stocks, bonds and cash equivalents in the Fund.  A minimum of 30% and a maximum of 70% of the Fund will be invested in stocks and mutual funds that invest primarily in common stock, that seek long-term growth or appreciation.  Current income typically is of secondary importance.  The Fund will also have a minimum of 30% and a maximum of 70% of its assets invested in fixed income securities, and/or underlying funds that invest in fixed income securities.  The Fund may invest available cash balances in The Flex-funds® Money Market Fund.

The Fund may invest in securities of any quality, and may invest without limit in below investment grade securities or unrated securities considered by the Fund’s investment team to be of comparable quality, sometimes referred to as “high yield” or “junk” bonds. An investment will be considered to be below investment grade if it is rated Ba1 by Moody’s Investors Service, Inc. and BB+ by Standard & Poor’s Ratings Group, or lower or, if unrated, is considered by the Fund’s investment team to be of comparable quality.

The Fund may invest in emerging markets debt. Subject to the 70% fund limit on fixed-income security holdings, there is no limit on the amount of the Fund’s assets that may be invested in obligations of issuers in any country or group of countries.

XIV.	The description under Investment Strategies for Muirfield Fund on page 45 of the Prospectus is hereby deleted and replaced with the following.

The Fund seeks to achieve its investment objective through asset allocation and our tactical selection of common and preferred stocks (collectively “stocks”) and mutual funds.  The Funds may also invest in underlying funds holding foreign securities.   The Fund invests in stocks, as well as underlying funds that invest primarily in common stock, that seek long-term growth or appreciation.  Current income typically is of secondary importance.  The Fund will also invest in  ETFs and closed-end funds.

For defensive purposes, the Fund may invest without limit in fixed income securities.  These instruments consist of commercial paper; certificates of deposit; banker’s acceptances and other bank obligations; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, high-grade corporate obligations, money market funds and repurchase agreements.

 The Fund may invest available cash balances in The Flex-funds® Money Market Fund.

XV.	The description under Investment Strategies for Spectrum Fund on page 46 of the Prospectus is hereby deleted and replaced with the following.

The Fund seeks to achieve its investment objective through asset allocation and our tactical selection of common and preferred stocks (collectively “stocks”) and mutual funds.  The Funds may also invest in underlying funds holding foreign securities.   The Fund invests in stocks, as well as underlying funds that invest primarily in common stock, that seek long-term growth or appreciation.  Current income typically is of secondary importance.  The Fund will also invest in ETFs and closed-end funds.

For defensive purposes, the Fund may invest without limit in fixed income securities.  These instruments consist of commercial paper; certificates of deposit; banker’s acceptances and other bank obligations; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, high-grade corporate obligations, money market funds and repurchase agreements.

 The Fund may invest available cash balances in The Flex-funds® Money Market Fund.

XVI.	The description under Investment Strategies for Dynamic Growth Fund and Aggressive Growth Fund on page 46 of the Prospectus is hereby deleted and replaced with the following.

The Funds invest in common and preferred stocks (collectively “stocks”), as well as underlying funds that invest primarily in common stock that seek capital growth or appreciation, without regard to current income.  The Funds may also invest in underlying funds holding foreign securities.

When selecting underlying funds for investment, the Adviser will vary the proportion of each type of underlying fund based on the mix of such underlying funds that may, in the Adviser’s view, be most likely to achieve a Fund’s investment objectives.  The stocks and underlying funds in which the Aggressive Growth Fund invests may incur more risk and volatility than those in which the Dynamic Growth Fund invests. For example, they may trade their portfolios more actively and/or invest in companies whose securities are subject to more volatility. In addition, under normal circumstances, the underlying funds in which the Aggressive Growth Fund invests may use more leverage compared to those in which the Dynamic Growth Fund invests. Furthermore, under normal circumstances, the Aggressive Growth Fund will be more likely to be invested in fewer sectors of the economy than the Dynamic Growth Fund. Although the Aggressive Growth Fund and the Dynamic Growth Fund may invest in shares of the same stocks or underlying funds, the percentage of each Fund's assets so invested may vary, and the Adviser will determine that such investments are consistent with the investment objectives and policies of each Fund.

The Funds may invest available cash balances in The Flex-funds® Money Market Fund.

XVII.	The description under Investment Strategies for Strategic Growth Fund on page 47 of the Prospectus is hereby deleted and replaced with the following.

The Fund invests in common and preferred stocks (collectively “stocks”), as well as underlying funds that invest primarily in common stock that seek capital growth or appreciation, without regard to current income.  The Fund may also invest in underlying funds holding foreign securities.

While the Fund holds a fixed allocation across six distinct investment categories, the mix of securities selected to represent each investment category is variable and actively managed by utilizing our tactical selection of stocks and mutual funds.  Since the Fund will normally hold concentrated positions in specific market sectors, such as real estate and commodities, the Fund may be subject to increased volatility. However, the Fund’s fixed allocations to a variety of investment categories is also intended to provide diversification benefits consistent with the reduction of volatility.

The Fund may invest available cash balances in The Flex-funds® Money Market Fund.

XVIII.
The description of Investment Company Risk under Principal Risks on pages 10, 15, 28,32, and 36 of the Prospectus and under Investment Risks on page 50 of the Prospectus is hereby deleted and replaced with the following:

Investment Company Risk.  Because the Fund invests in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds.  In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.  You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

XIX.	A description of Liquidity Risk is added under Principal Risks on pages 10, 15, 20, 28, 32 and 36 of the Prospectus as follows:

Liquidity Risk.  Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

XX.	The section titled Fund of Funds on page 47 is hereby deleted.

XXI.	The section titled Valuing the Fund’s Assets on page 56 is hereby deleted and replaced with the following:

Valuing the Fund’s Assets.  The assets of each Fund, except the Money Market Fund, are generally valued on the basis of market quotations.  The Money Market Fund seeks to maintain a stable NAV per share of $1.00 and uses the amortized cost method to value its assets.  This method provides more stability in valuations, but may also result in periods during which the stated value of a security is different than the price the Money Market Fund would receive if it sold the investment.  Short-term money market instruments held by other Funds also are valued using the amortized cost method.

If market quotations are not readily available or if available market quotations are determined not to be reliable or if a security’s value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company), but before the Fund’s NAV is calculated, that security may be valued at its fair value in accordance with policies and procedures adopted by The Flex-fund's Board of Trustees.  Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors.  In addition, securities trading on overseas markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market.  Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.  Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  The prospectuses for the underlying mutual funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing.

Investors Should Retain this Supplement for Future Reference

Statement of Additional Information Supplement Dated December 19, 2012
to Statement of Additional Information Dated April 30, 2012

The following information supplements the currently effective Statement of Additional Information for The Flex-funds:

I.	The table under Investment Policies and Related Matters on Page 4 of the Statement of Additional Information is deleted in its entirety and replaced with the following:

The following table summarizes the applicability of the following investment policies and restrictions, by fund:

	Money Market Fund	Total Return Bond Fund	Balanced Fund (formerly known as The Defensive Balanced Fund	Muirfield Fund®	Spectrum Fund	Utilities and Infra-structure Fund	Dynamic Growth Fund	Strategic Growth Fund	Aggressive Growth Fund	Quantex Fund™
Asset Coverage for Options and Futures Positions		✓	✓			✓	✓	✓	✓	✓
Closed-End Investment Companies		✓	✓	✓	✓	✓	✓	✓	✓
Combined Positions			✓			✓	✓	✓	✓
Corporate Debt		✓	✓				✓	✓	✓
Correlation of Price Changes		✓	✓	✓	✓	✓	✓	✓	✓	✓
Exchange Traded Funds	✓	✓	✓	✓	✓		✓	✓	✓	✓
Foreign Investments		✓	✓	✓	✓	✓	✓	✓	✓
Funding Agreements	✓	✓
Futures Contracts		✓	✓	✓	✓	✓	✓	✓	✓
Futures Margin Payments		✓	✓	✓	✓	✓	✓	✓	✓	✓
Hedging Strategies		✓	✓	✓	✓	✓	✓	✓	✓	✓
Illiquid Investments	✓	✓	✓	✓	✓	✓	✓	✓	✓	✓
Index-based Investments	✓	✓	✓	✓	✓		✓	✓	✓	✓
Investment Company Securities	✓	✓	✓	✓	✓		✓	✓	✓	✓
Limitation on Futures and Options Transactions	✓	✓	✓	✓	✓		✓	✓	✓	✓
Liquidity of Futures Contracts		✓	✓	✓	✓	✓	✓	✓	✓	✓
Money Market Instruments		✓	✓	✓	✓		✓	✓	✓	✓

Options and Futures Relating to Foreign Currencies	✓	✓	✓	✓	✓			✓	✓
OTC Options	✓	✓	✓	✓				✓	✓
Purchasing Put and Call Options	✓	✓	✓	✓	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓	✓	✓	✓
Restricted Securities	✓	✓	✓	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓			✓	✓
Securities Lending	✓	✓	✓	✓	✓			✓	✓
Short Sales	✓		✓	✓	✓	✓	✓	✓	✓
U.S. Government Securities	✓	✓	✓	✓		✓	✓	✓	✓
When-Issued and Delyaed Delivery Securities	✓	✓	✓	✓	✓	✓		✓	✓
Writing Put and Call Options	✓		✓	✓	✓				✓

II.	The Common Stock Limits paragraph on page 7 has been deleted in its entirety.

III.	The Muirfield Fund section on page 30 is deleted in its entirety and replaced with the following:

MUIRFIELD FUND®

The Manager may select mutual funds for inclusion in the Muirfield Fund® on the basis of the industry classifications represented in their portfolios, their specific portfolio holdings, their performance records, their expense ratios, and the compatibility of their investment policies and objectives with those of the Muirfield Fund®.  The Fund may also pursue its objective by investing in exchange traded funds (“ETFs”), closed-end funds and unit investment trusts.

Underlying funds may include funds which concentrate investments in a particular industry sector, or which leverage their investments.  The Fund may hold available cash balances in The Flex-funds® Money Market Fund – Institutional Class pending investment consistent with the Fund's investment objective or in anticipation of distribution to investors.

The Fund may purchase "no-load" mutual funds, which are sold and purchased without a sales charge. However, the Fund may purchase "load" mutual funds only if the load, or sales commission, is by a previous agreement waived for purchases or sales made by the Fund.

The Manager utilizes an asset allocation system for deciding when to invest in stocks and mutual funds or alternatively in temporary and more conservative investments such as are described below. The use of this system entails recurring changes from a fully invested position to a fully defensive position and vice-versa. (See "How does the fund pursue its investment goal?" under “More Information about the Funds” in the Fund’s Prospectus.)

The Fund may at times desire to gain exposure to the stock market through the purchase of "Index" funds (funds which purchase stocks represented in popular stock market averages) with a portion of its assets. "Index" funds may be purchased with a portion of the Fund's assets at times when the Manager's selection process identifies the characteristics of a particular index to be more favorable than those of other mutual funds available for purchase.  If, in the Manager's opinion, the Fund should have exposure to certain stock indices and the Fund can efficiently and effectively implement such a strategy by directly purchasing the common stocks of a desired index for the Fund itself, it may invest up to 100% of its assets to do so.

IV.       The Spectrum Fund section on page 31 and 32 is deleted in its entirety and replaced with the following:

SPECTRUM FUND

The Manager may select mutual funds for inclusion in the Spectrum Fund on the basis of the industry classifications represented in their portfolios, their specific portfolio holdings, their performance records, their expense ratios, and the compatibility of their investment policies and objectives with those of the Spectrum Fund.  The Fund may also pursue its objective by investing in exchange traded funds (“ETFs”), closed-end funds and unit investment trusts.

Underlying funds may include funds which concentrate investments in a particular industry sector, or which leverage their investments.  The Fund may hold available cash balances in The Meeder Funds Money Market Fund – Institutional Class pending investment consistent with the Fund's investment objective or in anticipation of distribution to investors.

The Fund may purchase "no-load" mutual funds, which are sold and purchased without a sales charge. However, the Fund may purchase "load" mutual funds only if the load, or sales commission, is by a previous agreement waived for purchases or sales made by the Fund.

The Manager utilizes an asset allocation system for deciding when to invest in stocks and mutual funds or alternatively in temporary and more conservative investments such as are described below. The use of this system entails recurring changes from a fully invested position to a fully defensive position and vice-versa. (See "How does the fund pursue its investment goal?" under “More Information about the Funds” in the Fund’s Prospectus.)

The Fund may at times desire to gain exposure to the stock market through the purchase of "Index" funds (funds which purchase stocks represented in popular stock market averages) with a portion of its assets. "Index" funds may be purchased with a portion of the Fund's assets at times when the Manager's selection process identifies the characteristics of a particular index to be more favorable than those of other mutual funds available for purchase. If, in the Manager's opinion, the Fund should have exposure to certain stock indices and the Fund can efficiently and effectively implement such a strategy by directly purchasing the common stocks of a desired index for the Fund itself, it may invest up to 100% of its assets to do so.

V.        The Dynamic Growth Fund, Aggressive Growth Fund and Strategic Growth Fund section on page 37 and 38 is deleted in its entirety and replaced with the following:

DYNAMIC GROWTH FUND, AGGRESSIVE GROWTH FUND
AND STRATEGIC GROWTH FUND

The Manager may select underlying funds in which to invest based, in part, on the industry classifications represented in their portfolios, their investment objectives and policies, their investment advisor and portfolio manager, and on analysis of their past performance (absolute, relative and risk-adjusted).  The Manager also considers other factors in the selection of underlying funds, including, but not limited to, fund size, liquidity, expense ratio, general composition of its investment portfolio, and current and expected portfolio holdings.  Each Fund may also pursue its objective by investing in exchange traded funds (“ETFs”), closed-end funds and unit investment trusts.

The Manager may select underlying funds that invest in small, medium, and large capitalization companies with strong growth potential across a wide range of sectors. Although a Fund may have exposure to a large number of sectors, the underlying funds in which it invests may include funds which concentrate investments in a particular industry sector, or which leverage their investments.

Each Fund may invest its assets in underlying funds from different mutual fund families, managed by different investment advisers, and utilizing a variety of different investment objectives and styles. Although each Fund may invest in shares of the same underlying fund, the percentage of each Fund's assets so invested may vary, and the Manager will determine that such investments are consistent with the investment objectives and policies of the Fund.  The underlying funds in which the Fund invests may, but need not, have the same investment policies as the Fund.

Each Fund may at times desire to gain exposure to the stock market through the purchase of "Index" funds (funds which purchase stocks represented in popular stock market averages) with a portion of its assets. "Index" funds may be purchased with a portion of each Fund's assets at times when the Manager's selection process identifies the characteristics of a particular index to be more favorable than those of other mutual funds available for purchase. If, in the Manager's opinion, each Fund should have exposure to certain stock indices and the Fund can efficiently and effectively implement such a strategy by directly purchasing the common stocks of a desired index for the Fund itself, it may invest up to 100% of its assets to do so. Each Fund may also invest up to 100% of its assets directly in, or in underlying funds investing in, future contracts and options on futures contracts.  The Aggressive Growth Fund and Dynamic Growth Fund may also invest up to 20% of its assets in money market securities, money market funds and investment grade bonds as a defensive tactic.

VI.	The Balanced Fund section on page 38 is deleted in its entirety and replaced with the following:

BALANCED FUND
(formerly known as The Defensive Balanced Fund)

The Fund may hold available cash balances in The Flex-funds Money Market Fund – Institutional Class pending investment if consistent with the Fund's investment objective or in anticipation of a distribution to investors.

When investing in money market instruments, the Fund will limit its purchases, denominated in U.S. dollars, to securities which are issued, or guaranteed as to payment of principal and interest, by the U.S. Government or any of its agencies or instrumentalities such as Ginnie Mae, Sallie Mae, Fannie Mae and Freddie Mac, and repurchase agreements relating thereto or repurchase agreements collateralized by commercial paper rated no lower than “A-1” by Standard & Poor’s Corporation or “Prime-1” by Moody’s Investors Services, Inc.

The Fund may invest in investment grade and non-investment grade corporate debt obligations, and mutual funds, exchange traded funds, index-based investments and unit investment trusts that invest in investment grade or non-investment grade corporate debt obligations rated B or higher by Moody’s or Standard & Poor’s, or if unrated determined by the Adviser to be of comparable quality.  The Fund may invest in securities of any credit rating.

The Manager exercises due care in the selection of money market instruments and bonds. However, there is a risk that the issuers of the securities may not be able to meet their obligations to pay interest or principal when due. There is also a risk that some of a Fund's securities might have to be liquidated prior to maturity at a price less than the original amortized cost or value, face amount or maturity value to meet larger than expected redemptions. Any of these risks, if they transpire, could cause a reduction in net income or in the net asset value of a particular Fund.

The Manager may select mutual funds for inclusion in the Balanced Fund (formerly known as The Defensive Balanced Fund) on the basis of the industry classifications represented in their portfolios, their specific portfolio holdings, their performance records, their expense ratios, and the compatibility of their investment policies and objectives with those of the Fund. The Fund may also pursue its objective by investing in exchange traded funds (“ETFs”), closed-end funds and unit investment trusts.

Underlying funds may include funds which concentrate investments in a particular industry sector, or which leverage their investments.

The Fund may purchase "no-load" mutual funds, which are sold and purchased without a sales charge. However, the Fund may purchase "load" mutual funds only if the load, or sales commission, is by a previous agreement waived for purchases or sales made by the Fund.

The Manager utilizes an asset allocation system for deciding when to invest in stocks and  mutual funds or alternatively in temporary and more conservative investments such as are described below. The use of this system entails recurring changes from a fully invested position to a fully defensive position and vice-versa.

The Fund may at times desire to gain exposure to the stock market through the purchase of "Index" funds (funds which purchase stocks represented in popular stock market averages) with a portion of its assets. "Index" funds may be purchased with a portion of the Fund's assets at times when the Manager's selection process identifies the characteristics of a particular index to be more favorable than those of other mutual funds available for purchase.  If, in the Manager's opinion, the Fund should have exposure to certain stock indices and the Fund can efficiently and effectively implement such a strategy by directly purchasing the common stocks of a desired index for the Fund itself, it may invest up to 70% of its assets to do so.

Investors Should Retain this Supplement for Future Reference